Document and Entity Information	Jun. 06, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 06, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-40643
Entity Registrant Name	Outbrain Inc.
Entity Central Index Key	0001454938
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-5391629
Entity Address, Address Line One	111 West 19th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10011
City Area Code	646
Local Phone Number	867-0149
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	OB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false